STATUTORY FINANCIAL DATA AND RESTRICTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New York
SUBSIDIARY DIVIDEND RESTRICTIONS
Dividend restrictions, as percentage of statutory policyholders' surplus	10.00%
Dividend restrictions, as percentage of adjusted net investment income, as defined	100.00%
Percentage of the aggregate equity of the entity's consolidated subsidiaries restricted from transfer to parent	89.00%
General Insurance
Statutory surplus and net income (loss)
Statutory surplus	$ 39,298,000,000	$ 40,300,000,000
Statutory net income (loss)	2,194,000,000	633,000,000	2,937,000,000
Increase in the previously reported amount of statutory surplus as a result of the finalization of statutory filings		310,000,000
Life Insurance and Retirement Services
Statutory surplus and net income (loss)
Statutory surplus	14,451,000,000	14,038,000,000
Statutory net income (loss)	810,000,000	794,000,000	536,000,000
SunAmerica Financial Group
Statutory surplus and net income (loss)
Increase in regulatory capital due to recognition of cumulative effect adjustment upon the adoption of SSAP No. 43R, before taxes			$ 900,000,000